Stockholders’ Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 10 – STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

On May 24, 2021, the Company increased the number of authorized shares of the Company’s common stock, par value $0.001 per share, from 27,000,000 to 100,000,000 (the “Authorized Shares Increase”) by filing a Certificate of Amendment (the “Certificate of Amendment”) to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware. In accordance with the General Corporation Law of the State of Delaware, the Authorized Shares Increase and the Certificate of Amendment were approved by the stockholders of the Company at the Company’s Annual Meeting of Stockholders on May 19, 2021. On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”). The Company’s stock began trading at the 2022 Reverse Split price effective on the Nasdaq Stock Market on September 14, 2022. There was no change to the number of authorized shares of the Company’s common stock. On August 17, 2023, the Company effectuated a 1 for 40 reverse stock split (the “2023 Reverse Split”). The Company’s stock began trading at the 2023 Reverse Split price effective on the Nasdaq Stock Market on August 17, 2023. There was no change to the number of authorized shares of the Company’s common stock.

During the nine months ended September 30, 2023, the Company issued 4,675 shares of common stock and recognized expense of $168,300 in stock-based compensation for consulting services. The stock-based compensation for consulting services is calculated by the number shares multiplied by the closing price on the effective date of the contract. During the nine months ended September 30, 2023, 170 Restricted Stock Units (“RSUs”) vested which resulted in the issuance of shares. The Company recognized expense of $308,479 in stock-based compensation related to the RSUs for the nine months ended September 30, 2023. The stock-based compensation for shares issued or RSUs granted during the period were valued based on the fair market value on the date of grant. During the nine months ended September 30, 2023, the Company issued 184,374 shares of common stock for the exercise of prefunded warrants.

During the nine months ended September 30, 2022, the Company issued 413 shares of common stock and recognized expense of $253,719 in stock-based compensation for consulting services. The Company also granted 291 RSUs, 379 vested and resulted in the issuance of shares. As a result, the Company recognized expense of $993,462 in stock-based compensation. The stock-based compensation for shares issued or RSU’s granted during the period were valued based on the fair market value on the date of grant.

On December 20, 2022, the Company entered into an At The Market Offering Agreement (the “ATM”) with H.C. Wainwright & Co., LLC as agent (the “Agent”), pursuant to which the Company may offer and sell, from time to time through the Agent, shares of the Company’s common stock having an aggregate offering price of up to $50,000,000 (the “Shares”).

The offer and sale of the Shares was made pursuant to a shelf registration statement on Form S-3 and the related prospectus (File No. 333-257645) filed by the Company with the SEC on July 2, 2021, amended on July 6, 2021 and declared effective by the SEC on July 13, 2021, under the Securities Act of 1933, as amended.

For the nine months ended September 30, 2023, the Company sold 8,466 Shares at an average price of $62.05 per share under the ATM. The sale of Shares generated net proceeds of $507,016 after paying commissions and related fees.

On April 20, 2023, the Company entered into an amendment to the ATM, pursuant to which the Company and the Agent agreed to reduce the aggregate gross sales price of the Shares under the ATM from $50,000,000 to zero.

Preferred Stock

The Company is authorized to issue 3,000,000 shares of preferred stock, par value $0.001 per share. There were no shares of preferred stock outstanding as of September 30, 2023 and December 31, 2022, respectively.

Issuance of Series B Preferred Stock:

On July 19, 2022, the Company entered into a Subscription and Investment Representation Agreement with its Chief Executive Officer (the “Purchaser”), pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series B Preferred Stock (the “Preferred Stock”), par value $0.001 per share, to the Purchaser for $20,000 in cash.

On July 19, 2022, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the share of Preferred Stock. The Certificate of Designation provides that the share of Preferred Stock will have 250,000,000 votes and will vote together with the outstanding shares of the Company’s common stock as a single class exclusively with respect to any proposal to amend the Company’s Restated Certificate of Incorporation to effect a reverse stock split of the Company’s common stock. The Preferred Stock will be voted, without action by the holder, on any such proposal in the same proportion as shares of common stock are voted. The Preferred Stock otherwise has no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.

The Preferred Stock is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Preferred Stock has no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holder of the Preferred Stock will not be entitled to receive dividends of any kind.

The outstanding share of Preferred Stock shall be redeemed in whole, but not in part, at any time (i) if such redemption is ordered by the Board of Directors in its sole discretion or (ii) automatically upon the effectiveness of the amendment to the Certificate of Incorporation implementing a reverse stock split. Upon such redemption, the holder of the Preferred Stock will receive consideration of $20,000 in cash. On September 13, 2022, the share was redeemed.

Redemption of Series B Preferred Stock

On October 7, 2022, the Company paid $20,000 in consideration for the one share of Preferred Stock which was redeemed on September 13, 2022.

Series C Preferred Stock

On July 11, 2023, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the share of Preferred Stock. The Certificate of Designation provides that the share of Preferred Stock will have 250,000,000 votes and will vote together with the outstanding shares of the Company’s common stock as a single class exclusively with respect to any proposal to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse stock split of the Company’s common stock. The Preferred Stock will be voted, without action by the holder, on any such proposal in the same proportion as shares of common stock are voted. The Preferred Stock otherwise has no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.

The Preferred Stock is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Preferred Stock has no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holder of the Preferred Stock will not be entitled to receive dividends of any kind.

The outstanding share of Preferred Stock shall be redeemed in whole, but not in part, at any time (i) if such redemption is ordered by the Board of Directors in its sole discretion or (ii) automatically upon the effectiveness of the amendment to the Certificate of Incorporation implementing a reverse stock split. Upon such redemption, the holder of the Preferred Stock will receive consideration of $1,000 in cash. As of September 30, 2023, the share has been redeemed and the consideration has not been paid.

On July 11, 2023, the Company entered into a Subscription and Investment Representation Agreement (the “Subscription Agreement”) with Amro Albanna, its Chief Executive Officer, who is an accredited investor (the “Purchaser”), pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series C Preferred Stock, par value $0.001 per share (the “Preferred Stock”), to the Purchaser for $1,000 in cash. The sale closed on July 11, 2023. The Subscription Agreement contains customary representations and warranties and certain indemnification rights and obligations of the parties.

Stock-Based Compensation

In October 2017, our Board of Directors adopted the Aditx Therapeutics, Inc. 2017 Equity Incentive Plan (the “2017 Plan”). The 2017 Plan provides for the grant of equity awards to directors, employees, and consultants. The Company is authorized to issue up to 2,500,000 shares of our common stock pursuant to awards granted under the 2017 Plan. The 2017 Plan is administered by our Board of Directors, and expires ten years after adoption, unless terminated earlier by the Board of Directors. All shares of our common stock pursuant to awards under the 2017 Plan have been awarded.

On February 24, 2021, our Board of Directors adopted the Aditx Therapeutics, Inc. 2021 Omnibus Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock and restricted stock units, and other stock-based awards (collectively, the “Awards”). Eligible recipients of Awards include employees, directors or independent contractors of the Company or any affiliate of the Company. The Compensation Committee of the Board of Directors (the “Committee”)administers the 2021 Plan. A total of 60,000 shares of common stock, par value $0.001 per share, of the Company may be issued pursuant to Awards granted under the 2021 Plan. The exercise price per share for the shares to be issued pursuant to an exercise of a stock option will be no less than one hundred percent (100%) of the Fair Market Value (as defined in the 2021 Plan) of a share of Common Stock on the date of grant. The 2021 Plan was submitted and approved by the Company’s stockholders at the 2021 annual meeting of stockholders, held on May 19, 2021.

During the three and nine months ended September 30, 2023 and 2022, the Company granted no new options.

The following is an analysis of the stock option grant activity under the Plan:

Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	1,127	$6,802.93	5.74
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding September 30, 2023	1,127	$6,802.93	5.00

Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	55	$3,840
Granted	-	-
Vested	(55)	3,840
Forfeited	-	-
Nonvested on September 30, 2023	-	$-

As of September 30, 2023 there were 1,127 exercisable options; these options had a weighted average exercise price $6,802.93.

The Company recognized stock-based compensation expense related to options granted and vesting expense of $59,964 during the three months ended September 30, 2023, of which $24,429 is included in general and administrative expenses and $35,535 is included in research and development expenses in the accompanying statements of operations. The remaining value to be expensed is zero as of September 30, 2023. The weighted average vesting term is zero years as of September 30, 2023. The Company recognized stock-based compensation expense related to options granted and vesting expense of $660,191 during the nine months ended September 30, 2022, of which $472,156 is included in general and administrative expenses and $188,035 is included in research and development expenses in the accompanying statements of operations.

The Company recognizes option forfeitures as they occur, as there is insufficient historical data to accurately determine future forfeitures rates.

Warrants

For the nine months ended September 30, 2023, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$10.00-12.50
Expected dividend yield	0%
Risk free interest rate	4.44%
Expected life in years	5.50
Expected volatility	171%

The risk-free interest rate assumption for warrants granted is based upon observed interest rates on the United States Government Bond Equivalent Yield appropriate for the expected term of warrants.

The Company determined the expected volatility assumption for warrants granted using the historical volatility of comparable public companies’ common stock. The Company will continue to monitor peer companies and other relevant factors used to measure expected volatility for future warrant grants, until such time that the Company’s common stock has enough market history to use historical volatility.

The dividend yield assumption for warrants granted is based on the Company’s history and expectation of dividend payouts. The Company has never declared nor paid any cash dividends on its common stock, and the Company does not anticipate paying any cash dividends in the foreseeable future.

The Company recognizes warrant forfeitures as they occur, as there is insufficient historical data to accurately determine future forfeitures rates.

A summary of warrant issuances are as follows:

Vested and Nonvested Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	127,281	$514.97	4.54
Granted	2,190,367	6.36	5.20
Exercised	(184,374)	1.35	-
Expired or forfeited	(392)	8,250.00	-
Outstanding September 30, 2023	2,132,882	$35.22	5.10

On September 1, 2023, the Company recognized a deemed dividend resulting in the issuance of 9,086 warrants, 6,128 of which were immediately exercised.

On August 31, 2023, the Company entered into a securities purchase agreement with an institutional investor for the issuance and sale in a private placement of (i) pre-funded warrants (the “August 2023 Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock, at an exercise price of $0.001 per share, and (ii) warrants to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share. In addition, the Company issued to the exclusive placement agent on this transaction, Wainwright or its designees, warrants to purchase up to an aggregate of 60,000 shares of Common Stock. The August 2023 Pre-Funded Warrants do not have an expiration date, therefore the August 2023 Pre-Funded Warrants have been excluded from the weighted average remaining life calculation.

Nonvested Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	2,500	$300.00
Granted	2,190,367	6.36
Vested	(2,192,867)	6.70
Forfeited	-	-
Nonvested on September 30, 2023	-	$-

The Company recognized stock-based compensation expense related to warrants granted and vesting expense of zero and $660,191 during the nine months ended September 30, 2023 and 2022, respectively, which is included in general and administrative in the accompanying Statements of Operations. The remaining value to be expensed is zero as of September 30, 2023. The weighted average vesting term is zero years as of September 30, 2023.

On April 20, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, pursuant to which the Company agreed to sell to such investor pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 39,634 shares of common stock of the Company (the “Common Stock”) at a purchase price of $48.76 per Pre-Funded Warrant, resulting in proceeds of approximately $1.6 million after deducting approximately $291,000 in commissions and closing fees. Concurrently with the sale of the Pre-Funded Warrants, pursuant to the Purchase Agreement in a concurrent private placement, for each Pre-Funded Warrant purchased by the investor, such investor received from the Company an unregistered warrant (the “Warrant”) to purchase two shares of Common Stock. The warrants have an exercise price of $34.40 per share and are exercisable for a three year period. In addition, the Company issued a warrant to the placement agent to purchase up to 2,379 shares of common stock at an exercise price of $61.00 per share.

On August 31, 2023, the Company entered into a securities purchase agreement (the “August Purchase Agreement”) with an institutional investor for the issuance and sale in a private placement (the “Private Placement”) of (i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 1,000,000 shares of the Company’s Common Stock at an exercise price of $10.00 per share. 60,000 warrants were also issued to the placement agent. These warrants had an exercise price of $12.50 and a term of 5.5 years. The Common Warrants were valued at $32.3 million and the 60,000 warrants issued to the placement agents were valued at $1.9 million using a Black Scholes valuation model. The Private Placement closed on September 6, 2023. The net proceeds to the Company from the Private Placement were approximately $9 million, after deducting placement agent fees and expenses and estimated offering expenses payable by the Company. The Company intends to use the net proceeds received from the Private Placement for (i) the payment of approximately $3.1 million in outstanding obligations, (ii) the repayment of approximately $0.4 million of outstanding debt, and (iii) the balance for continuing operating expenses and working capital.

Restricted Stock Units

A summary of Restricted Stock Units (“RSUs”) issuances are as follows:

Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2022	187	$1,856.21
Granted	-	-
Vested	(170)	2,714.15
Forfeited	(35)	1,345.77
Rounding for Reverse Split	18	-
Nonvested September 30, 2023	-	$-

The Company recognized stock-based compensation expense related to RSUs granted and vesting expense of $308,479 and $993,462 during the nine months ended September 30, 2023 and September 30, 2022, respectively. Of the $308,479, $242,915 is included in general and administrative, $58,777 is included in research and development, and $6,787 is included in sales and marketing in the accompanying Statements of Operations. The remaining value to be expensed is $0 with a weighted average vesting term of 0 years as of September 30, 2023.

During the nine months ended September 30, 2023, the Company granted a total of zero RSUs. During the nine months ended September 30, 2023, 170 RSUs vested and the Company issued 157 shares of common stock for the 170 vested RSUs.

NOTE 11 – STOCKHOLDERS’ EQUITY

Common Stock

On May 24, 2021, the Company increased the number of authorized shares of the Company’s common stock, par value $0.001 per share, from 27,000,000 to 100,000,000 (the “Authorized Shares Increase”) by filing a Certificate of Amendment (the “Certificate of Amendment”) to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware. In accordance with the General Corporation Law of the State of Delaware, the Authorized Shares Increase and the Certificate of Amendment were approved by the stockholders of the Company at the Company’s Annual Meeting of Stockholders on May 19, 2021. On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “Reverse Split”). The Company’s stock began trading at the Reverse Split price effective on the Nasdaq Stock Market on September 14, 2022. There was no change to the number of authorized shares of the Company’s common stock.

During the year ended December 31, 2022, the Company issued 3,707 shares of common stock and recognized expense of $507,558 in stock-based compensation for consulting services, consisting of capital markets and investor relations. The stock-based compensation for consulting services is calculated by the number shares multiplied by the closing price on the effective date of the contract. The Company also granted 292 Restricted Stock Units and, 463 Restricted Stock Units vested which resulted in the issuance of shares. As a result, the Company recognized expense of $1,209,906 in stock-based compensation. The stock-based compensation for shares issued or RSU’s granted during the period were valued based on the fair market value on the date of grant. The Company issued 1,457 shares in relation to the issuance of notes (See Note 8). The Company issued 30,609 shares of common stock as part of the September 2022 Offering (See Note 1). The Company also issued 44,173 shares of common stock as a result of the exercise of prefunded warrants from the September 2022 Offering (See Note 1). The Company issued 4,486 shares of common stock from the exercise of warrant, modification of warrant, and the issuance of warrant. The Company issued 231 shares of common stock for the settlement of accounts payable.

During the year ended December 31, 2021, the Company issued 51 shares of common stock and recognized expense of $254,242 in stock-based compensation for consulting services. The Company also issued 41 shares of common stock to Stanford University and two employees and recognized expense of $64,875 relating to the agreement with Stanford University. The Company also issued 4,747 shares of common stock upon the exercise of warrants and received $3,727,285 in cash proceeds. The Company granted 233 Restricted Stock Awards, as a result the Company recognized expense of $1,443,700 in stock-based compensation. The Company granted 13 Restricted Stock Awards of which 13 vested, as a result, the Company recognized expense of $17,000 in stock-based compensation for consulting services. The Company also granted 912 Restricted Stock Units, of which 414 vested and resulted in the issuance of shares, as a result, the Company recognized expense of $1,843,902 in stock-based compensation. (See Note 7) The Company issued 2,402 shares of common stock for the conversion of a convertible note. (See Note 9) The Company issued 2,292 shares of common stock as part of the August 2021 Offering. The Company issued 1,417 shares of common stock as part of the October 2021 Offering. The Company issued 4,124 shares of common stock as part of the December 2021 Offering. The stock-based compensation for shares issued or RSU’s granted during the period, were valued based on the fair market value on the date of grant.

Preferred Stock

The Company is authorized to issue 3,000,000 shares of preferred stock, par value $0.001 per share. There were no shares of preferred stock outstanding as of December 31, 2022 and December 31, 2021, respectively.

Issuance of Series B Preferred Stock:

On July 19, 2022, the Company entered into a Subscription and Investment Representation Agreement with its Chief Executive Officer (the “Purchaser”), pursuant to which the Company agreed to issue and sell one (1) share of the Company’s Series B Preferred Stock (the “Preferred Stock”), par value $0.001 per share, to the Purchaser for $20,000 in cash.

On July 19, 2022, the Company filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the share of Preferred Stock. The Certificate of Designation provides that the share of Preferred Stock will have 250,000,000 votes and will vote together with the outstanding shares of the Company’s common stock as a single class exclusively with respect to any proposal to amend the Company’s Restated Certificate of Incorporation to effect a reverse stock split of the Company’s common stock. The Preferred Stock will be voted, without action by the holder, on any such proposal in the same proportion as shares of common stock are voted. The Preferred Stock otherwise has no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.

The Preferred Stock is not convertible into, or exchangeable for, shares of any other class or series of stock or other securities of the Company. The Preferred Stock has no rights with respect to any distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily. The holder of the Preferred Stock will not be entitled to receive dividends of any kind.

The outstanding share of Preferred Stock shall be redeemed in whole, but not in part, at any time (i) if such redemption is ordered by the Board of Directors in its sole discretion or (ii) automatically upon the effectiveness of the amendment to the Certificate of Incorporation implementing a reverse stock split. Upon such redemption, the holder of the Preferred Stock will receive consideration of $20,000 in cash. On September 13, 2022, the share was redeemed.

Redemption of Series B Preferred Stock

On October 7, 2022, the Company paid $20,000 in consideration for the one share of Preferred Stock which was redeemed on September 13, 2022.

Stock-Based Compensation

In October 2017, our Board of Directors adopted the Aditx Therapeutics, Inc. 2017 Equity Incentive Plan (the “2017 Plan”). The 2017 Plan provides for the grant of equity awards to directors, employees, and consultants. The Company is authorized to issue up to 1,250 shares of our common stock pursuant to awards granted under the 2017 Plan. The 2017 Plan is administered by our Board of Directors, and expires ten years after adoption, unless terminated earlier by the Board of Directors. All shares of our common stock pursuant to awards under the 2017 Plan have been awarded.

On February 24, 2021, our Board of Directors adopted the Aditx Therapeutics, Inc. 2021 Omnibus Equity Incentive Plan (the “2021 Plan”). The 2021 Plan provides for grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock and restricted stock units, and other stock-based awards (collectively, the “Awards”). Eligible recipients of Awards include employees, directors or independent contractors of the Company or any affiliate of the Company. The Compensation Committee of the Board of Directors (the “Committee”) will administer the 2021 Plan. A total of 60,000 shares of common stock, par value $0.001 per share, of the Company may be issued pursuant to Awards granted under the 2021 Plan. The exercise price per share for the shares to be issued pursuant to an exercise of a stock option will be no less than one hundred percent (100%) of the Fair Market Value (as defined in the 2021 Plan) of a share of Common Stock on the date of grant. The 2021 Plan was submitted and approved by the Company’s stockholders at the 2021 annual meeting of stockholders, held on May 19, 2021.

During the year ended December 31, 2022, the Company granted no new options.

During the year ended December 31, 2021, the Company granted 47 stock option grants, with a weighted average grant date fair value $335.60. The fair value of each option granted was estimated using the assumption and/or factors in the Black-Scholes Model.

The following is an analysis of the stock option grant activity under the Plan:

Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	1,127	$6,802.93	6.74
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding December 31, 2022	1,127	$6,802.93	5.74

Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	227	$4,340.00
Granted	-	-
Vested	(172)	4,496.40
Forfeited	-	-
Nonvested on December 31, 2022	55	$3,840

As of December 31, 2022 there were 1,072 exercisable options, these options had a weighted average exercise price $6,940.00.

The Company recognized stock-based compensation expense related to options granted and vesting expense of $791,187 during the year ended December 31, 2022, of which $555,772 is included in general and administrative expenses and $235,415 is included in research and development expenses in the accompanying statements of operations. The remaining value to be expensed is $179,892 with a weighted average vesting term of 0.75 years as of December 31, 2022. The Company recognized stock-based compensation expense related to options issued and vesting of $826,795 during the year ended December 31, 2021, of which $587,209 is included in general and administrative expenses and $239,586 is included in research and development expenses in the accompanying statements of operations.

The Company recognizes warrant forfeitures as they occur as there is insufficient historical data to accurately determine future forfeitures rates.

Warrants

During the year ended December 31, 2022, the Company issued 162,439 warrants. During the year ended December 31, 2021, the Company issued 16,957 warrants.

For the year ended December 31, 2022, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$300.00-800.00
Expected dividend yield	0%
Risk free interest rate	2.55%-3.47%
Expected life in years	5.00-5.50
Expected volatility	147%-165%

For the year ended December 31, 2021, the fair value of each warrant issued was estimated using the assumption ranges and/or factors in the Black-Scholes Model as follows:

Exercise price	$8,000.00
Expected dividend yield	0%
Risk free interest rate	0.17%-0.42%
Expected life in years	3.00-5.00
Expected volatility	154%-159%

The risk-free interest rate assumption for warrants granted is based upon observed interest rates on the United States Government Bond Equivalent Yield appropriate for the expected term of warrants.

The Company determined the expected volatility assumption for warrants granted using the historical volatility of comparable public companies’ common stock. The Company will continue to monitor peer companies and other relevant factors used to measure expected volatility for future warrant grants, until such time that the Company’s common stock has enough market history to use historical volatility.

The dividend yield assumption for warrants granted is based on the Company’s history and expectation of dividend payouts. The Company has never declared nor paid any cash dividends on its common stock, and the Company does not anticipate paying any cash dividends in the foreseeable future.

The Company recognizes warrant forfeitures as they occur as there is insufficient historical data to accurately determine future forfeitures rates.

A summary of warrant issuances are as follows:

Vested and Nonvested Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2021	15,035	$3,340.00	4.38
Granted	162,439	188.40	4.66
Exercised	(48,661)	27.60	-
Expired or forfeited	(1,563)	1,824.80	-
Rounding for Reverse Split	31	-	-
Outstanding December 31, 2022	127,281	$514.97	4.54

Nonvested Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2021	2,315	$3,020.00
Granted	162,439	188.40
Vested	(160,879)	222.00
Forfeited	(1,375)	800.00
Nonvested on December 31, 2022	2,500	$300.00

The Company recognized stock-based compensation expense related to warrants granted and vesting expense of $609,748 during the year ended December 31, 2022, of which $105,049 is included in general and administrative and $504,699 is included in sales and marketing in the accompanying Statements of Operations. The Company recognized stock-based compensation expense related to warrants granted and vesting expense of $189,899 during the year ended December 31, 2021, which is included in general and administrative in the accompanying Statements of Operations. The remaining value to be expensed is zero as of December 31, 2022. The weighted average vesting term is 0.22 years as of December 31, 2022.

On June 15, 2022, the Company entered an agreement with a holder of certain of the Series C Warrants (the “Holder”). Pursuant to the agreement, the Holder has agreed to exercise in cash 4,486 of its Series C Warrants at a reduced exercise price of $300.00 per Share (reduced from $2,300.00 per share), for gross proceeds to the Company of approximately $1.35 million. As an inducement to such exercise, the Company has agreed to reduce the exercise price of the Holder’s remaining Series C Warrants to purchase up to 1,229 Shares from $2,300.00 to $495.80 per share, which will be non-exercisable for a period of six months following the closing date. The modification of this exercise price resulted in an increase of $344,158 to the fair value of the Series C Warrants. This modification was an inducement on the transaction and as such was recorded to equity resulting in no net change to additional paid in capital. In addition, the Company issued to the Holder a new warrant to purchase up to 10,200 shares of the Company’s common stock at an exercise price of $495.80 per share, which will be non-exercisable for a period of six months following issuance date and have a term of five and one-half years. This inducement resulted in a total increase of $3,759,044 to the fair value of the warrants.

On December 20, 2022, the Company and the Warrant Agent entered into Amendment No. 2 to the Series C Warrant Agent Agreement, pursuant to which the exercise price of the Series C Warrants was reduced from $2,300.00 per share to $495.80 per share. In addition, on December 21, 2022, the Company issued an Amended and Restated Unit Purchase Option to the agent in the Offering reflecting a reduced exercise price of $495.80 per Unit. This modification of these warrants resulted in a $29,058 increase to the fair value of the warrants (See Note 1).

Restricted Stock Units

A summary of Restricted Stock Units (“RSUs”) issuances are as follows:

Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2021	390	$3,840.00
Granted	292	909.60
Vested	(463)	2,826.00
Forfeited	(38)	3,100.00
Rounding for Reverse Split	6	-
Nonvested December 31, 2022	187	$1,856.21

The Company recognized stock-based compensation expense related to RSUs granted and vesting expense of $1,222,875 and $1,843,902 during the years ended December 31, 2022 and December 31, 2021, respectively, of which, $848,597 is included in general and administrative, $356,105 is included in research and development, and $18,346 is included in sales and marketing in the accompanying Statements of Operations. The remaining value to be expensed is $321,603 with a weighted average vesting term of 0.40 years as of December 31, 2022.

During the year ended December 31, 2022, the Company granted a total of 292 RSUs. As of December 31, 2022, 463 RSUs vested and the Company issued 463 shares of common stock for the 463 vested RSUs.